Benefit from Income Tax (Detail) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Of Effective Income Tax Rate [Line Items]
Benefit for income taxes at statutory federal rate	$ (1,248,230)
State income tax (benefit), net of federal benefit	(224,752)
Share-based compensation	80,450
Research and development tax credits	(28,288)
Other	13,307
Change in valuation allowance	1,407,513
Benefit from income taxes	0
Zeta Acquisition Corp III
Reconciliation Of Effective Income Tax Rate [Line Items]
Benefit for income taxes at statutory federal rate		(10,400)	(9,700)
Other		(100)
Change in valuation allowance		10,500	9,700
Benefit from income taxes		$ 0	$ 0